Long Service Payment Obligation (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Aug. 31, 2025 USD ($)	Aug. 31, 2025 HKD ($)
Long Service Payment Obligation [Abstract]
Employees final salary		$ 2,885	$ 22,500
MPF scheme		$ 50,000	$ 390,000
Transition date	25 years